Expense Example - WisdomTree U.S. Adaptive Moving Average Fund - WisdomTree U.S. Adaptive Moving Average Fund	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	$ 103